Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 6,293	$ 16,483
Short-term bank deposits	7,600
Trade receivables	223	506
Other current assets	423	195
Total current assets	14,539	17,184
Non-current assets:
Property and equipment, net	43	43
Intangible assets, net	379	489
Goodwill	4,379	4,379
Total non-current assets	4,801	4,911
Total assets	19,340	22,095
Current liabilities:
Current maturities of loans, net	151	250
Account payables	14	10
Deferred revenues	16	30
Other current liabilities	869	677
Total current liabilities	1,050	967
Non-current liabilities:
Derivative warrant liability	50	50
Total non-current liabilities	50	50
Commitments and contingent liabilities
Shareholders’ equity:
Ordinary Shares of NIS	213	213
Additional paid-in capital	56,236	55,889
Accumulated deficit	(38,209)	(35,024)
Total shareholders’ equity	18,240	21,078
Total liabilities and shareholders’ equity	$ 19,340	$ 22,095